Notes Payable - Existing Credit Agreement (Details) - USD ($)				3 Months Ended	12 Months Ended
	Nov. 17, 2017	Apr. 27, 2017	Jun. 25, 2013	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Notes payable				$ 748,000,000	$ 759,000,000	$ 987,000,000
Line of Credit | Minimum
Debt Instrument [Line Items]
Stated interest rate (as percent)			1.10%
Line of Credit | Maximum
Debt Instrument [Line Items]
Stated interest rate (as percent)			1.60%
Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit facility	$ 100,000,000
Extended term (in years)	5 years
Revolving Credit Facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (as percent)	4.50%
Revolving Credit Facility | Line of Credit | Revolving Credit Facility due July 2018
Debt Instrument [Line Items]
Line of credit facility			$ 800,000,000
Ratio of principal indebtedness to net worth to trigger default			3.00%
Notes payable					295,000,000	(3,000,000)
Unamortized debt issue costs					(5,000,000)
Unused portion					500,000,000	$ 500,000,000
Revolving Credit Facility | Line of Credit | Revolving Credit Facility due July 2018 | Minimum
Debt Instrument [Line Items]
Commitment fee percentage			0.15%
Revolving Credit Facility | Line of Credit | Revolving Credit Facility due July 2018 | Maximum
Debt Instrument [Line Items]
Commitment fee percentage			0.40%
Revolving Credit Facility | Line of Credit | Revolving Credit Facility due July 2018 | Federal Funds Rate
Debt Instrument [Line Items]
Basis spread on variable rate (as percent)			0.50%
Revolving Credit Facility | Line of Credit | Revolving Credit Facility due July 2018 | One Month London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate (as percent)			1.00%
Revolving Credit Facility | Line of Credit | Revolving Credit Facility due July 2018 | Base Rate | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as percent)			0.10%
Revolving Credit Facility | Line of Credit | Revolving Credit Facility due July 2018 | Base Rate | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (as percent)			0.60%
Revolving Credit Facility | Line of Credit | Revolving Credit Facility due July 2018 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (as percent)			1.40%
Revolving Credit Facility | Line of Credit | Revolving Credit Facility Due April 2022
Debt Instrument [Line Items]
Line of credit facility			$ 800,000,000
Extended term (in years)		5 years
Notes payable				295,000,000	$ 295,000,000
Unamortized debt issue costs				(5,000,000)
Unused portion				$ 500,000,000
Revolving Credit Facility | Line of Credit | Revolving Credit Facility Due April 2022 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (as percent)				1.40%	1.40%